Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITY BANCORP INC /NJ/
Entity Central Index Key	0000920427
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,534,174
Trading Symbol	unty
Entity Public Float			$ 28,534,884
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No